Earnings per share	6 Months Ended
Jun. 30, 2011
Earnings per share
Earnings per share
Note 13 Earnings per share
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Net income attributable to shareholders (CHF million)

Income from continuing operations	768	1,139	1,593	(33)	(52)	1,907	3,667	(48)

Income/(loss) from discontinued operations, net of tax	0	0	0	–	–	0	(19)	100

Net income attributable to shareholders	768	1,139	1,593	(33)	(52)	1,907	3,648	(48)

Preferred securities dividends	(102)	–	(67)	–	52	(102)	(67)	52

Net income attributable to shareholders for basic earnings per share	666	1,139	1,526	(42)	(56)	1,805	3,581	(50)

Available for common shares	575	1,074	1,392	(46)	(59)	1,704	3,389	(50)

Available for unvested share-based payment awards	91	65	134	40	(32)	101	192	(47)

Net income attributable to shareholders for diluted earnings per share	666	1,139	1,526	(42)	(56)	1,805	3,581	(50)

Available for common shares	575	1,074	1,392	(46)	(59)	1,704	3,390	(50)

Available for unvested share-based payment awards	91	65	134	40	(32)	101	191	(47)

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,199.3	1,184.4	1,208.1	1	(1)	1,191.8	1,201.2	(1)

Dilutive share options and warrants	2.9	2.6	5.5	12	(47)	2.7	5.9	(54)

Dilutive share awards	5.6	1.2	0.4	367	–	3.4	0.7	386

Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	1,207.8	1,188.2	1,214.0	2	(1)	1,197.9	1,207.8	(1)

Weighted-average shares outstanding for basic/ diluted earnings per share available for unvested share-based payment awards	74.6	72.1	69.8	3	7	73.4	65.4	12

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	0.48	0.91	1.15	(47)	(58)	1.43	2.84	(50)

Basic earnings per share from discontinued operations	0.00	0.00	0.00	–	–	0.00	(0.02)	100

Basic earnings per share available for common shares	0.48	0.91	1.15	(47)	(58)	1.43	2.82	(49)

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	0.48	0.90	1.15	(47)	(58)	1.42	2.83	(50)

Diluted earnings per share from discontinued operations	0.00	0.00	0.00	–	–	0.00	(0.02)	100

Diluted earnings per share available for common shares	0.48	0.90	1.15	(47)	(58)	1.42	2.81	(49)

1 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 36.4 million, 44.9 million, 45.1 million, 40.7 million and 45.6 million for 2Q11, 1Q11, 2Q10, 6M11 and 6M10, respectively.